Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 24, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000007773
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 33,794	$ 33,010	$ 31,186	$ 29,916	$ 27,069	$ 24,244	$ 25,073	$ 23,065	$ 21,465	$ 19,963	$ 20,995	$ 25,034	$ 26,250	$ 23,651	$ 23,523	$ 21,679	$ 20,423	$ 18,215	$ 16,728	$ 13,880	$ 17,271	$ 15,840	$ 15,580	$ 14,942	$ 13,151	$ 15,213	$ 14,129	$ 13,665	$ 13,774	$ 12,920	$ 12,370	$ 12,004	$ 11,321	$ 10,907	$ 10,506		$ 10,258	$ 10,125	$ 9,462	$ 10,117	$ 10,091	$ 10,000
C000092055
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 34,136	33,335	31,485	30,194	27,314	24,454	25,284	23,254	21,635	20,116	21,152	25,213	26,432	23,810	23,675	21,812	20,544	18,319	16,818	13,952	17,359	15,917	15,651	15,007	13,205	15,269	14,177	13,708	13,816	12,956	12,401	12,031	11,345	10,927	10,522		10,271	10,135	9,469	10,123	10,094	10,000
C000007774
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 34,136	33,336	31,486	30,196	27,316	24,459	25,289	23,258	21,639	20,120	21,155	25,218	26,437	23,813	23,678	21,816	20,547	18,322	16,821	13,955	17,359	15,917	15,651	15,007	13,205	15,272	14,180	13,711	13,817	12,957	12,402	12,032	11,345	10,928	10,523		10,272	10,136	9,470	10,123	10,094	10,000
C000170274
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Select Share Class
Account Value	$ 16,758,463,256	16,364,579,246	15,455,416,801	14,820,903,364	13,406,371,682	12,003,083,172	12,409,716,259	11,412,417,469	10,616,603,624	9,870,672,629	10,377,912,168	12,369,716,273	12,966,880,998	11,679,484,952	11,612,520,867	10,697,837,957	10,074,899,875	8,983,316,644	8,246,765,462	6,840,975,216	8,509,172,295	7,801,522,865	7,671,344,837	7,354,824,829	6,471,250,501	7,482,903,724	6,947,757,117	6,717,278,809	6,769,029,785	6,347,363,071	6,074,753,290	5,892,894,070	5,556,006,018	5,351,187,741	5,152,656,423	$ 5,000,000,000
C000007775
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 25,601	26,268	24,013	24,248	22,100	20,266	20,759	20,050	20,255	17,671	18,753	20,906	20,707	18,947	19,135	18,186	16,394	14,318	13,560	12,033	16,045	14,826	14,668	14,136	12,767	14,338	13,361	13,200	13,517	12,641	12,140	11,926	11,554	10,748	10,434		10,055	9,897	9,257	9,984	9,940	10,000
C000007778
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 25,930	26,598	24,307	24,536	22,354	20,495	20,981	20,258	20,459	17,842	18,926	21,094	20,887	19,106	19,290	18,327	16,516	14,421	13,655	12,111	16,155	14,924	14,758	14,220	12,837	14,409	13,424	13,258	13,568	12,686	12,181	11,963	11,585	10,775	10,456		10,074	9,911	9,266	9,993	9,945	10,000
C000007776
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 25,922	26,589	24,300	24,529	22,349	20,488	20,976	20,257	20,458	17,842	18,928	21,099	20,893	19,110	19,295	18,332	16,517	14,423	13,656	12,114	16,147	14,919	14,751	14,214	12,833	14,408	13,425	13,256	13,570	12,687	12,181	11,963	11,586	10,777	10,459		10,076	9,914	9,266	9,994	9,943	10,000
C000007777
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,971,589	13,307,346	12,161,116	12,275,563	11,184,377	10,252,655	10,496,886	10,134,759	10,236,935	8,927,581	9,470,991	10,555,266	10,451,673	9,561,424	9,651,696	9,171,467	8,263,233	7,215,743	6,831,676	6,058,450	8,077,237	7,461,109	7,378,575	7,110,127	6,419,144	7,206,680	6,713,109	6,630,022	6,787,159	6,345,137	6,091,751	5,982,618	5,793,893	5,387,648	5,228,516		5,038,463	4,957,449	4,633,467	4,997,132	4,971,871	5,000,000
C000007783
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 42,641	39,875	38,757	35,678	32,181	28,137	29,225	25,731	21,951	21,992	22,867	29,482	32,873	29,698	29,303	26,244	25,864	23,214	20,551	15,930	18,473	16,814	16,488	15,747	13,475	16,107	14,947	14,118	13,959	13,145	12,540	11,981	10,936	10,985	10,451		10,349	10,317	9,690	10,314	10,340	10,000
C000007786
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 43,199	40,384	39,237	36,109	32,558	28,458	29,548	26,007	22,181	22,212	23,087	29,760	33,171	29,956	29,549	26,455	26,064	23,388	20,697	16,040	18,595	16,920	16,588	15,838	13,548	16,185	15,016	14,179	14,013	13,193	12,583	12,018	10,965	11,010	10,473		10,367	10,332	9,701	10,321	10,344	10,000
C000007784
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 43,159	40,348	39,203	36,078	32,533	28,435	29,527	25,989	22,166	22,198	23,074	29,743	33,153	29,940	29,534	26,443	26,053	23,378	20,687	16,031	18,584	16,911	16,579	15,828	13,542	16,180	15,012	14,175	14,010	13,190	12,579	12,014	10,963	11,009	10,470		10,365	10,330	9,699	10,320	10,344	10,000
C000007785
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 21,605,407	20,197,907	19,624,088	18,059,512	16,283,627	14,233,289	14,778,121	13,007,992	11,093,815	11,110,354	11,548,330	14,884,555	16,591,760	14,983,555	14,779,576	13,231,913	13,037,027	11,697,501	10,351,680	8,022,127	9,298,989	8,460,871	8,295,635	7,919,591	6,774,811	8,095,196	7,509,687	7,091,729	7,008,395	6,597,669	6,292,054	6,010,352	5,483,263	5,506,240	5,237,051		5,184,201	5,166,364	4,850,557	5,161,071	5,172,206	5,000,000
C000007787
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 33,560	32,676	30,902	29,637	26,859	23,994	24,762	22,756	21,130	19,738	20,730	24,926	26,341	23,929	23,850	21,934	20,763	18,418	16,793	13,836	17,175	15,753	15,517	14,884	13,088	15,142	14,083	13,621	13,718	12,870	12,323	11,946	11,254	10,855	10,436		10,189	10,093	9,457	10,137	10,125	10,000
C000007790
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 33,993	33,085	31,279	29,989	27,169	24,265	25,032	22,995	21,344	19,933	20,924	25,153	26,572	24,132	24,043	22,104	20,920	18,551	16,908	13,927	17,290	15,854	15,609	14,968	13,160	15,214	14,147	13,677	13,771	12,916	12,362	11,982	11,284	10,881	10,459		10,207	10,107	9,468	10,145	10,129	10,000
C000007788
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 33,972	33,067	31,261	29,973	27,155	24,253	25,019	22,987	21,335	19,926	20,920	25,147	26,568	24,128	24,038	22,100	20,918	18,548	16,905	13,924	17,283	15,847	15,603	14,961	13,153	15,211	14,145	13,675	13,769	12,915	12,363	11,981	11,284	10,881	10,457		10,206	10,107	9,468	10,146	10,131	10,000
C000007789
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 17,000,884	16,546,919	15,643,823	14,998,319	13,587,701	12,134,906	12,519,377	11,501,196	10,675,192	9,969,679	10,466,554	12,581,600	13,291,936	12,071,091	12,025,908	11,056,106	10,463,503	9,278,618	8,456,359	6,965,480	8,644,126	7,925,711	7,803,771	7,483,290	6,579,032	7,608,102	7,073,732	6,838,894	6,885,803	6,458,545	6,181,690	5,991,191	5,642,490	5,440,308	5,229,161		5,103,277	5,053,400	4,733,990	5,072,527	5,064,717	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,037,724,646	15,614,812,637	14,708,800,136	14,247,286,498	12,946,697,507	11,545,986,839	11,938,732,090	11,014,354,644	10,270,354,382	9,582,695,685	10,040,888,900	12,073,696,590	12,762,816,558	11,694,013,568	11,707,876,485	10,811,806,098	10,156,825,684	8,850,466,588	8,114,140,460	6,646,103,521	8,408,617,168	7,711,778,735	7,625,109,507	7,325,617,960	6,423,697,564	7,500,775,615	7,003,081,023	6,741,940,992	6,782,952,897	6,379,289,163	6,100,664,780	5,922,524,381	5,598,236,535	5,375,816,703	5,147,526,005	5,000,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452		5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452		5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	31,551	29,720	28,788	26,160	23,329	24,123	22,255	20,752	19,362	20,288	24,396	25,788	23,629	23,657	21,846	20,523	17,883	16,395	13,429	16,990	15,582	15,407	14,802	12,979	15,156	14,150	13,623	13,705	12,890	12,327	11,967	11,312	10,862	10,401		10,136	10,044	9,451	10,192	10,180	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452		5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527		10,275	10,138	9,471	10,123	10,095	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527		10,275	10,138	9,471	10,123	10,095	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527		10,275	10,138	9,471	10,123	10,095	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,765,554,148	16,371,147,757	15,461,022,779	14,825,911,958	13,410,327,659	12,006,570,925	12,412,896,177	11,414,983,990	10,618,876,858	9,872,419,381	10,379,193,451	12,371,075,462	12,967,381,916	11,679,473,268	11,611,886,545	10,697,385,154	10,075,241,770	8,983,867,536	8,247,419,786	6,841,875,118	8,509,582,474	7,801,946,815	7,671,660,236	7,355,108,910	6,471,833,716	7,483,604,398	6,947,870,304	6,717,209,557	6,768,592,456	6,346,856,796	6,074,688,823	5,892,712,361	5,555,696,904	5,351,059,644	5,152,577,879	$ 5,000,000,000
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Account Value	$ 25,959	26,628	24,332	24,561	22,378	20,529	21,018	20,293	20,498	17,874	18,959	21,128	20,920	19,134	19,316	18,353	16,535	14,438	13,670	12,126	16,169	14,937	14,770	14,230	12,848	14,421	13,438	13,270	13,581	12,696	12,192	11,972	11,592	10,781	10,462		10,078	9,914	9,268	9,993	9,945	10,000
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Account Value	$ 25,959	26,628	24,332	24,561	22,378	20,529	21,018	20,293	20,498	17,874	18,959	21,128	20,920	19,134	19,316	18,353	16,535	14,438	13,670	12,126	16,169	14,937	14,770	14,230	12,848	14,421	13,438	13,270	13,581	12,696	12,192	11,972	11,592	10,781	10,462		10,078	9,914	9,268	9,993	9,945	10,000
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Account Value	$ 25,959	26,628	24,332	24,561	22,378	20,529	21,018	20,293	20,498	17,874	18,959	21,128	20,920	19,134	19,316	18,353	16,535	14,438	13,670	12,126	16,169	14,937	14,770	14,230	12,848	14,421	13,438	13,270	13,581	12,696	12,192	11,972	11,592	10,781	10,462		10,078	9,914	9,268	9,993	9,945	10,000
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Value Index
Account Value	$ 12,979,750	13,314,035	12,165,804	12,280,309	11,189,053	10,264,457	10,508,927	10,146,305	10,249,191	8,936,975	9,479,492	10,564,008	10,459,819	9,567,038	9,658,231	9,176,280	8,267,664	7,219,016	6,834,765	6,062,775	8,084,677	7,468,329	7,385,021	7,115,160	6,423,969	7,210,685	6,718,831	6,635,131	6,790,674	6,347,989	6,095,828	5,986,133	5,796,215	5,390,397	5,231,204		5,039,202	4,957,090	4,633,912	4,996,694	4,972,417	5,000,000
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Account Value	$ 43,351	40,521	39,368	36,224	32,660	28,543	29,635	26,079	22,239	22,272	23,148	29,837	33,255	30,031	29,621	26,516	26,124	23,438	20,739	16,069	18,624	16,945	16,612	15,858	13,563	16,208	15,038	14,200	14,032	13,210	12,598	12,031	10,975	11,021	10,482		10,376	10,338	9,705	10,325	10,346	10,000
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Account Value	$ 43,351	40,521	39,368	36,224	32,660	28,543	29,635	26,079	22,239	22,272	23,148	29,837	33,255	30,031	29,621	26,516	26,124	23,438	20,739	16,069	18,624	16,945	16,612	15,858	13,563	16,208	15,038	14,200	14,032	13,210	12,598	12,031	10,975	11,021	10,482		10,376	10,338	9,705	10,325	10,346	10,000
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Account Value	$ 43,351	40,521	39,368	36,224	32,660	28,543	29,635	26,079	22,239	22,272	23,148	29,837	33,255	30,031	29,621	26,516	26,124	23,438	20,739	16,069	18,624	16,945	16,612	15,858	13,563	16,208	15,038	14,200	14,032	13,210	12,598	12,031	10,975	11,021	10,482		10,376	10,338	9,705	10,325	10,346	10,000
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Growth Index
Account Value	$ 21,675,267	20,260,532	19,683,969	18,112,151	16,329,800	14,271,248	14,817,253	13,039,644	11,119,282	11,135,919	11,573,830	14,918,270	16,627,612	15,015,519	14,810,291	13,258,100	13,061,828	11,719,129	10,369,501	8,034,396	9,312,048	8,472,710	8,305,936	7,928,864	6,781,644	8,104,137	7,519,105	7,099,894	7,015,991	6,605,030	6,299,025	6,015,412	5,487,362	5,510,594	5,240,785		5,187,759	5,169,146	4,852,558	5,162,318	5,173,192	5,000,000
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Account Value	$ 34,106	33,192	31,378	30,081	27,251	24,343	25,114	23,069	21,411	19,995	20,990	25,229	26,653	24,204	24,110	22,164	20,976	18,598	16,948	13,959	17,322	15,882	15,636	14,993	13,179	15,239	14,170	13,699	13,792	12,935	12,381	11,998	11,298	10,894	10,471		10,217	10,111	9,470	10,147	10,131	10,000
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Account Value	$ 34,106	33,192	31,378	30,081	27,251	24,343	25,114	23,069	21,411	19,995	20,990	25,229	26,653	24,204	24,110	22,164	20,976	18,598	16,948	13,959	17,322	15,882	15,636	14,993	13,179	15,239	14,170	13,699	13,792	12,935	12,381	11,998	11,298	10,894	10,471		10,217	10,111	9,470	10,147	10,131	10,000
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Account Value	$ 34,106	33,192	31,378	30,081	27,251	24,343	25,114	23,069	21,411	19,995	20,990	25,229	26,653	24,204	24,110	22,164	20,976	18,598	16,948	13,959	17,322	15,882	15,636	14,993	13,179	15,239	14,170	13,699	13,792	12,935	12,381	11,998	11,298	10,894	10,471		10,217	10,111	9,470	10,147	10,131	10,000
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Large Cap Index
Account Value	$ 17,052,813	$ 16,596,133	$ 15,689,004	$ 15,040,525	$ 13,625,638	$ 12,171,529	$ 12,556,892	$ 11,534,395	$ 10,705,638	$ 9,997,506	$ 10,494,854	$ 12,614,703	$ 13,326,426	$ 12,102,197	$ 12,055,038	$ 11,081,893	$ 10,487,871	$ 9,298,973	$ 8,474,167	$ 6,979,504	$ 8,661,148	$ 7,941,245	$ 7,817,991	$ 7,496,460	$ 6,589,492	$ 7,619,330	$ 7,084,928	$ 6,849,549	$ 6,895,840	$ 6,467,479	$ 6,190,331	$ 5,998,908	$ 5,649,147	$ 5,446,752	$ 5,235,336		$ 5,108,683	$ 5,055,301	$ 4,735,147	$ 5,073,505	$ 5,065,516	$ 5,000,000